Income tax (Tables)	12 Months Ended
Dec. 31, 2019
Income tax
Schedule of current and deferred tax

	Year ended December 31,
	2019	2018	2017
	$'m	$'m	$'m
Current tax:
Current tax for the year	70	73	60
Adjustments in respect of prior years	7	11	1
Total current tax	77	84	61
Deferred tax:
Deferred tax for the year	(31)	(58)	(133)
Adjustments in respect of prior years	(2)	(8)	(5)
Total deferred tax	(33)	(66)	(138)
Income tax charge/(credit)	44	18	(77)

Schedule of reconciliation of tax expense and the accounting loss multiplied by the Group’s domestic tax rate

	Year ended December 31,
	2019	2018	2017
	$'m	$'m	$'m
Loss before tax	(240)	(274)	(203)
Loss before tax multiplied by the standard rate of Luxembourg corporation tax: 24.94% (2018: 26.01%; 2017: 27.08%)	(60)	(71)	(55)
Tax losses for which no deferred income tax asset was recognized	32	—	—
Re-measurement of deferred taxes	(2)	1	(69)
Adjustment in respect of prior years	5	3	(4)
Income subject to state and other local income taxes	11	12	12
Income taxed at rates other than standard tax rates	7	5	(6)
Non-deductible items	48	55	42
Other	3	13	3
Income tax charge/(credit)	44	18	(77)